Amount due to director (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 USD ($)
Original loan		$ 800,000
Repayment of debt	$ 730,000
Maximum [Member]
Original loan		$ 1,000,000